Crawford Dividend Opportunity Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Crawford Dividend Opportunity Fund (the “Fund”) is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Crawford Dividend Opportunity Fund	Class I	Class C
Maximum Deferred Sales Charge (Load)	none	1.00%	[1]
Redemption Fee	none	none
[1]	This charge is eliminated after one year. The charge is based on the original purchase price or redemption proceeds, whichever is lower.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Crawford Dividend Opportunity Fund		Class I	Class C
Management Fees		1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees		none	1.00%
Other Expenses		0.36%	0.36%	[1]
Total Annual Fund Operating Expenses		1.36%	2.36%
Fee Waiver/Expense Reimbursement	[2]	(0.31%)	(0.31%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		1.05%	2.05%
[1]	Other expenses for Class C shares are based on other expenses of Class I shares for the Fund's last fiscal year.
[2]	Restated to reflect that, effective May 1, 2015, the Fund's Advisor has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding brokerage fees and commissions; borrowing costs; taxes; any 12b-1 fees; acquired fund fees and expenses; and extraordinary litigation expenses, do not exceed 1.05% through April 30, 2016. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement is subject to recoupment by the Advisor within three years, provided that the Fund is able to make the repayment without exceeding the 1.05% expense limitation. Prior to May 1, 2015, the expense cap was 1.00%.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Crawford Dividend Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	107	400	715	1,608
Class C	306	707	1,232	2,673

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Crawford Dividend Opportunity Fund Class C	208	707	1,232	2,673

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example, above, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal year was 24%.
Principal Investment Str ategies
The Fund’s assets are invested primarily in common stocks of small capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. The Fund’s Advisor, Crawford Investment Counsel, Inc. (the “Advisor”), manages the Fund using its Crawford Small Capitalization Dividend strategy, by investing primarily in companies with market capitalizations of $3.5 billion or less at the time of purchase. The Advisor believes investing long-term in companies with sound management, strong balance sheets, and the ability to produce consistent earnings and dividends is a low risk means of building wealth. The Advisor utilizes a bottom-up, value-oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the market prices do not reflect their true values. The Advisor’s equity investment team works together to identify appropriate stocks. The Fund’s portfolio manager is responsible for selecting stocks for the Fund’s portfolio and implementing its investment strategy.

The Advisor’s goal is to identify high quality, small capitalization companies that have strong balance sheets and predictable earnings that are undervalued and have above-average total return potential. Traditional fundamental analysis is conducted, collectively and individually, on existing holdings as well as potential buy candidates. After the fundamental analysis has been completed, the Advisor selects a portfolio of undervalued companies that the Advisor believes present an attractive trade-off between risk and return. The Advisor seeks to buy high quality securities at attractive valuations and to identify a catalyst that is expected to produce attractive returns.

The Advisor believes that, by focusing on small capitalization companies with consistently increasing earnings and stable-to-rising dividends from one year to the next, the Fund’s portfolio companies will tend to be less volatile than the Russell 2000® Index. The Advisor also believes that the consistency and stability of the Fund’s portfolio companies cause the companies to have less earnings variability than other companies, which also leads to less stock price volatility than companies of similar size, because investors can be more confident in the expected results from these companies.

The Fund may invest its assets in securities of U.S. companies and foreign companies. The Fund will not invest more than 5% of its assets in any one issuer. Certain economic sectors may be overweighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the Russell 2000® Index or two times the weighting of that sector in the Index, whichever is greater. The Advisor generally purchases securities only for the long-term.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market.
  Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.
  Small Cap Risk. Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies. Small cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.
  Sector Risk. To the extent that the Fund focuses in one or more industries or sectors, factors negatively affecting those industries or sectors could cause significant losses to the Fund.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Class I shares. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. As of December 31, 2014, Class C shares had not been issued. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st) Year-by-Year Total Return as of December 31st

Best Quarter: 1st Quarter, 2013, 11.43% Worst Quarter: 3rd Quarter, 2014, (5.30)%
Average Annual Total Returns (for periods ending December 31, 2014)
Average Annual Total Returns Crawford Dividend Opportunity Fund	One Year	Since Inception	Inception Date
Class I	5.99%	19.08%	Sep. 26, 2012
Class I After Taxes on Distributions	5.13%	17.94%	Sep. 26, 2012
Class I After Taxes on Distributions and Sale of Fund Shares	3.86%	14.53%	Sep. 26, 2012
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	(4.89%)	(18.92%)	Sep. 26, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for Class I shares only and will vary for other classes. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if taxes and fees were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestmentfunds.com.